Contingencies (Details)	3 Months Ended
Sep. 30, 2020
Loss Contingency [Abstract]
Settlement terms	Potential damages claimed by Plaintiff included the refunds of ticket sales, lost commissions on food and beverage sales, and lost profits on merchandise sales. The parties involved have reached a global settlement, subject to final documentation and filing of a dismissal with prejudice.